Inx Token Warrant Liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Inx Token Warrant Liability (Details) [Line Items]
Shares issued (in Shares) | shares	17,373,438
Amount issued	$ 1,333,000
Additional shares to be issued (in Shares) | shares	6,676,083
Number of share options outstanding in share-based payment arrangement	5,906,083
Token based compensation	$ 570	$ 202
Warrant agreement period, description	INX token warrants are subject to lock-up agreements for periods of 6 to 24 months following the date the Offering was declared effective by the SEC in August 2020.
INX Token [Member]
Inx Token Warrant Liability (Details) [Line Items]
Token based compensation	$ 3,933	$ 9